Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2022, up through May 16, 2022, the date the Company issued the unaudited condensed consolidated financial statements.

On April 29, 2022, 283,736 shares were redeemed by certain shareholders at a price of approximately $11.24 per share, in an aggregate principal amount of $3,189,193.

On May 9, 2022, the Company issued unsecured promissory note in the aggregate principal amount of $504,431 to AGBA Holding Limited in exchange for AGBA Holding Limited depositing such amount into the Company’s Trust Account in order to extend the amount of available time to complete a business combination until August 16, 2022.

NOTE 12 — SUBSEQUENT EVENTS

On January 4, 2022, Tag Holdings Limited together with AGBA’s newly established wholly-owned subsidiaries, AGBA Merger Sub I Limited and AGBA Merger Sub II Limited, entered into a second amendment of the Business Combination Agreement (the “Second Amendment”). Pursuant to the Second Amendment, the parties have agreed that, among other things, the Outside Closing Date (as defined in the Business Combination Agreement) of the proposed transactions contemplated by the Business Combination Agreement shall be extended to April 30, 2022 from January 31, 2022, and that each party shall use its reasonable best efforts to finalize all Plans of Merger, the Articles of Merger, the Employment Agreement, and other ancillary documents contemplated by the Business Combination Agreement no later than March 31, 2022.

On May 4, 2022, the parties to the Business Combination Agreement, entered into a third amendment of the Business Combination Agreement (the “Third Amendment”). Pursuant to the Third Amendment, the parties have agreed that, among other things, the Outside Closing Date (as defined in the Business Combination Agreement) of the proposed transactions contemplated by the Business Combination Agreement shall be extended to October 31, 2022 from April 30, 2022, and that each party shall use its reasonable best efforts to finalize all Plans of Merger, the Articles of Merger, the Employment Agreement, and other ancillary documents contemplated by the Business Combination Agreement no later than September 30, 2022.

On February 7, 2022, the Company issued unsecured promissory note in the aggregate principal amount of $546,991.05 to AGBA Holding Limited in exchange for AGBA Holding Limited depositing such amount into the Company’s trust account in order to extend the amount of available time to complete a business combination until May 16, 2022.